C1 Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Summary of intangible assets

	Capitalized development expenses		Goodwill		Customer relationships, IPR, and other intangible assets 1)
	2024	2023	2024	2023	2024	2023
Cost
Opening balance	22,983	21,096	91,185	90,914	80,810	82,854
Additions	1,300	2,173	–	–	376	97
Balances regarding acquired/divested business 2)	–	–	–375	348	–249	306
Disposals	–	–153	–	–	–314	– 563
Reclassifications	20	–16	–	–	–	–
Translation differences	268	–117	4,392	–77	4,437	–1,884
Closing balance	24,571	22,983	95,202	91,185	85,060	80,810

Accumulated amortizations
Opening balance	–14,560	–13,646	–	–	–50,405	–48,770
Amortizations	–1,480	–1,137	–	–	–2,500	–3,321
Balances regarding divested business 2)	–	–	–	–	184	–
Disposals	–	153	–	–	314	563
Translation differences	–193	70	–	–	–2,281	1,123
Closing balance	–16,233	–14,560	–	–	–54,688	–50,405

Accumulated impairment losses
Opening balance	–3,745	–3,745	–38,241	–6,344	–7,738	–7,744
Balances regarding divested business 2)	–	–	375	–	65	–
Impairment losses	–	–	–1,260	–31,897	–14,073	–19
Translation differences	–	–	1	–	–672	25
Closing balance	–3,745	–3,745	–39,125	–38,241	–22,418	–7,738
Net carrying value	4,593	4,678	56,077	52,944	7,954	22,667

1)	Intellectual property rights.
2)	For more information on acquired/divested businesses, see note E2 “Business combinations.”

Summary of discounting of projected after tax cash flows
Rates per cash generated unit (CGU)

	Post-tax discount rates (%)		Terminal growth rates (%)
Cash Generating Unit	2024	2023	2024	2023
Networks	9.5	10.0	2.0	2.0
Cloud Software and Services	10.0	10.5	1.5	1.5
Global Communications Platform	13.5	11.0	3.5	3.5
Enterprise Wireless Solutions	11.0	11.0	3.5	3.5
iconectiv	n/a	10.5	n/a	3.5
Emodo	n/a	14.5	n/a	2.0
RedBee Media	n/a	12.5	n/a	2.0